Significant Accounting Policies - Property and equipment, net, goodwill and impairment of long-lived assets (Details)	Dec. 31, 2024
Office Equipment
Estimated useful lives to impairment of long-lived assets
Estimated useful life	3 years
Furniture and Fixtures | Minimum
Estimated useful lives to impairment of long-lived assets
Estimated useful life	3 years
Furniture and Fixtures | Maximum
Estimated useful lives to impairment of long-lived assets
Estimated useful life	5 years